Earnings per share	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Earnings per share	Earnings per share
The calculation of both basic and diluted earnings per share is based on net income attributable to equity holders of the parent and weighted average outstanding shares of:

	For the six months ended June 30,
In thousands of U.S. dollars except for share data	2025	2024
Net income attributable to equity holders of the parent - basic and diluted	$131,722	$441,512

Basic weighted average number of shares	46,228,938	49,964,944
Effect of dilutive potential basic shares:
Restricted stock	1,768,135	2,272,170
Diluted weighted average number of shares	47,997,073	52,237,114

Earnings Per Share:
Basic	$2.85	$8.84
Diluted	$2.74	$8.45
During the six months ended June 30, 2025 and 2024, the inclusion of potentially dilutive shares related to unvested restricted stock were included in the computation of diluted earnings per share because their effect was dilutive. The inclusion of potentially dilutive shares of unvested restricted stock reflects the dilutive impact of 4,653,659 and 4,226,605, respectively, unvested shares of restricted stock.